Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.3%
	Australia: 16.8%
65,584	AGL Energy Ltd.	$905,198	0.8
7,642	Aristocrat Leisure Ltd.	175,512	0.2
11,437	ASX Ltd.	632,572	0.6
207,404	Aurizon Holdings Ltd.	811,537	0.7
589,222	AusNet Services	693,594	0.6
91,645	Australia& New Zealand Banking Group Ltd.	1,539,471	1.4
87,568	BHP Group Ltd.	2,257,950	2.1
35,593	BlueScope Steel Ltd.	350,246	0.3
99,301	Coca-Cola Amatil Ltd.	764,696	0.7
5,819	Cochlear Ltd.	922,106	0.8
32,441	Commonwealth Bank of Australia	1,774,872	1.6
64,255	Crown Resorts Ltd.	561,922	0.5
10,687	Goodman Group	107,025	0.1
14,974	Macquarie Group Ltd.	1,399,238	1.3
333,779	Medibank Pvt Ltd.	737,016	0.7
10,754	Newcrest Mining Ltd.	223,948	0.2
14,777	Rio Tinto Ltd.	968,807	0.9
127,888	Santos Ltd.	704,886	0.6
339,805	Scentre Group	904,545	0.8
326,361	South32 Ltd. - AUD	594,769	0.5
137,291	Stockland	468,815	0.4
232,653	TABCORP Holdings Ltd.	755,317	0.7
19,592	Washington H Soul Pattinson& Co. Ltd.	295,775	0.3
		18,549,817	16.8

	China: 30.9%
95,165	360 Security Technology,Inc. - A Shares	280,933	0.3
362,000	Agile Group Holdings,Ltd.	507,929	0.5
118,000	Air China Ltd. - H Shares	107,360	0.1
119,000	Anhui Conch Cement Co.,Ltd. - H Shares	761,300	0.7
873,000 (1)	BAIC Motor Corp. Ltd. - H Shares	489,340	0.4
2,002,000	Bank of China Ltd. - H Shares	802,914	0.7
814,000	Bank of Communications Co.,Ltd. - H Shares	534,334	0.5
128,000	Beijing Enterprises Holdings Ltd.	565,745	0.5
230,500	BOC Hong Kong Holdings Ltd.	783,026	0.7
391,000 (1)	CGN Power Co. Ltd. - H Shares	97,927	0.1
350,000	China Coal Energy Co. - H Shares	138,573	0.1
334,000	China Communications Services Corp.,Ltd. - H Shares	224,842	0.2
1,742,960	China Construction Bank - H Shares	1,386,545	1.3
308,000	China Everbright Ltd.	494,991	0.5
388,000	China Medical System Holdings Ltd.	552,073	0.5
167,500	China Mobile Ltd.	1,262,873	1.1
272,000	China National Building Material Co.,Ltd. - H Shares	262,992	0.2
608,000	China Oriental Group Co. Ltd.	250,897	0.2
1,514,000	China Petroleum& Chemical Corp. - H Shares	849,058	0.8
318,000	China Railway Group Ltd. - H Shares	186,155	0.2
836,000	China Reinsurance Group Corp. - H Shares	132,417	0.1
612,000	China Resources Cement Holdings Ltd. - H Shares	733,227	0.7
32,000	China Resources Land Ltd.	138,535	0.1
360,000 (1)	China Resources Pharmaceutical Group Ltd.	314,478	0.3
40,000	China Resources Sanjiu Medical& Pharmaceutical Co. Ltd. - A Shares	167,364	0.2
281,500	China Shenhua Energy Co.,Ltd. - H Shares	545,038	0.5
856,000	China Telecom Corp.,Ltd. - H Shares	323,945	0.3
232,000	China Unicom Hong Kong Ltd.	198,747	0.2
216,400	Chinese Universe Publishing and Media Group Co. Ltd. - A Shares	367,702	0.3
768,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	381,611	0.3
262,000	CIFI Holdings Group Co. Ltd.	190,878	0.2
464,000	CNOOC Ltd.	673,556	0.6
246,000	Country Garden Holdings Co. Ltd.	343,014	0.3
226,000	CSPC Pharmaceutical Group Ltd.	514,342	0.5
153,000 (1)	Dali Foods Group Co. Ltd.	103,983	0.1
138,000	Far East Horizon Ltd.	125,295	0.1
148,500	Fosun International Ltd.	199,928	0.2
209,000	Geely Automobile Holdings Ltd.	390,853	0.4
176,000	Great Wall Motor Co. Ltd. - H Shares	135,983	0.1
374,800	Greenland Holdings Corp. Ltd. - A Shares	349,812	0.3
244,000	Guangzhou R&F Properties Co.,Ltd. - H Shares	410,099	0.4
45,000	Haier Electronics Group Co. Ltd.	125,084	0.1
100,900	Haier Smart Home Co. Ltd. - A Shares	245,102	0.2
10,300	Hundsun Technologies,Inc. - A Shares	106,723	0.1

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
2,429,414	Industrial& Commercial Bank of China - H Shares	$1,731,418	1.6
169,800	Inner Mongolia Yitai Coal Co. Ltd.	122,426	0.1
154,000	Kunlun Energy Co. Ltd.	130,423	0.1
98,500	Li Ning Co. Ltd.	315,963	0.3
179,500 (1)	Luye Pharma Group Ltd. - H Shares	131,825	0.1
23,246	Momo,Inc. ADR	870,098	0.8
2,118	NetEase,Inc. ADR	667,847	0.6
389,000	Nexteer Automotive Group Ltd.	325,951	0.3
630,000	PICC Property& Casualty Co.,Ltd. - H Shares	728,967	0.7
157,000	Ping An Insurance Group Co. of China Ltd. - H Shares	1,782,783	1.6
1,379,000 (1)	Postal Savings Bank of China Co. Ltd. - H Shares	894,770	0.8
125,300	Sany Heavy Industry Co. Ltd. - A Shares	258,268	0.2
39,200	Seazen Holdings Co. Ltd. - A Shares	182,403	0.2
1,067,100	Shanghai 2345 Network Holding Group Co. Ltd. - A Shares	458,668	0.4
10,703	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	273,347	0.3
1,203,000	Sihuan Pharmaceutical Holdings Group Ltd.	136,737	0.1
207,000	Sino Biopharmaceutical Ltd.	267,087	0.2
1,062,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	294,320	0.3
709,000	Sinotrans Ltd. - H Shares	220,893	0.2
91,500	Sinotruk Hong Kong Ltd.	154,507	0.1
111,100	Tencent Holdings Ltd.	4,687,882	4.3
197,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	169,848	0.2
281,000	Weichai Power Co. Ltd. - H Shares	480,203	0.4
325,845	Xiamen C& D,Inc. - A Shares	370,988	0.3
394,000	Yanzhou Coal Mining Co.,Ltd. - H Shares	348,272	0.3
5,783	Yum China Holdings,Inc.	257,459	0.2
		34,020,876	30.9

	Hong Kong: 7.2%
72,574	AIA Group Ltd.	726,263	0.7
144,500	CK Asset Holdings Ltd.	960,842	0.9
109,000	CK Hutchison Holdings Ltd.	989,900	0.9
480,000	HKT Trust / HKT Ltd.	703,951	0.6
135,000	Hysan Development Co.,Ltd.	508,821	0.5
544,000	New World Development Ltd.	709,836	0.6
277,000	NWS Holdings Ltd.	371,666	0.3
133,500	Power Assets Holdings Ltd.	928,119	0.8
128,000	Shangri-La Asia Ltd.	132,782	0.1
70,000	Swire Pacific Ltd. - Class A	632,026	0.6
19,500	Techtronic Industries Co.,Ltd.	146,559	0.1
844,500 (1)	WH Group Ltd.	867,205	0.8
46,000	Wheelock& Co.,Ltd.	286,005	0.3
		7,963,975	7.2

	India: 7.7%
56,651	Coal India Ltd.	161,931	0.2
11,769	Dr Reddys Laboratories Ltd.	477,979	0.4
277,030	GAIL India Ltd.	486,411	0.4
35,532	Glenmark Pharmaceuticals Ltd.	167,067	0.2
56,593	HCL Technologies Ltd.	889,592	0.8
34,577	Hindustan Unilever Ltd.	980,562	0.9
125,854	Infosys Ltd.	1,232,993	1.1
41,425	ITC Ltd.	142,202	0.1
4,317	Nestle India Ltd.	869,477	0.8
255,439	Oil& Natural Gas Corp.,Ltd.	468,780	0.4
38,338	Tata Consultancy Services Ltd.	1,097,299	1.0
78,319	Tech Mahindra Ltd.	830,893	0.8
205,590	Wipro Ltd.	682,329	0.6
		8,487,515	7.7

	Indonesia: 2.4%
1,321,500	Adaro Energy Tbk PT	115,150	0.1
757,700	Astra International Tbk PT	348,916	0.3
462,800	Bank Central Asia Tbk PT	1,029,945	0.9
1,148,000	Bank Mandiri Persero TBK PT	566,971	0.5
313,700	Bank Negara Indonesia Persero Tbk PT	166,610	0.2
509,700	Bank Rakyat Indonesia	147,670	0.1
19,900	Gudang Garam Tbk PT	71,049	0.1
1,752,600	Hanjaya Mandala Sampoerna Tbk PT	240,237	0.2
		2,686,548	2.4

	Macau: 0.7%
156,800	Sands China Ltd.	742,528	0.7

	Malaysia: 3.1%
285,500	AMMB Holdings Bhd	272,766	0.2
191,500	CIMB Group Holdings Bhd	237,480	0.2
253,400	Genting Bhd	353,654	0.3
84,900	Hong Leong Bank BHD	343,498	0.3
37,000	Hong Leong Financial Group Bhd	144,403	0.1
349,400	Malayan Banking BHD	713,565	0.7
6,700	Nestle Malaysia Bhd	229,942	0.2
83,200	Public Bank BHD	390,819	0.4

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia: (continued)
522,300	RHB Bank Bhd	$707,822	0.7
		3,393,949	3.1

	New Zealand: 0.4%
146,719	Spark New Zealand Ltd.	427,701	0.4

	Pakistan: 0.2%
200,953	Oil& Gas Development Co. Ltd.	170,804	0.2

	Philippines: 0.3%
37,170	BDO Unibank,Inc.	111,006	0.1
5,250	Globe Telecom,Inc.	200,433	0.2
		311,439	0.3

	Singapore: 3.5%
334,900	CapitaLand Ltd.	901,327	0.8
403,200	ComfortDelgro Corp.,Ltd.	693,275	0.6
1,076,000	Genting Singapore Ltd.	727,710	0.7
21,000	Jardine Cycle& Carriage Ltd.	471,057	0.4
43,900	Venture Corp. Ltd.	509,085	0.5
779,500	Yangzijiang Shipbuilding Holdings Ltd.	586,938	0.5
		3,889,392	3.5

	South Korea: 8.8%
48,725	BNK Financial Group,Inc.	287,688	0.3
1,383	CJ ENM Co. Ltd.	178,695	0.2
5,801	Daelim Industrial Co.,Ltd.	441,383	0.4
10,653	DB Insurance Co. Ltd.	503,512	0.5
5,003	Doosan Bobcat,Inc.	132,676	0.1
12,247	GS Engineering& Construction Corp.	311,742	0.3
9,058	GS Holdings Corp.	367,511	0.3
25,935	Hana Financial Group,Inc.	786,360	0.7
4,624	HDC Hyundai Development Co-Engineering& Construction	108,275	0.1
9,240	Hyundai Marine& Fire Insurance Co.,Ltd.	219,590	0.2
11,014 (1)	Orange Life Insurance Ltd.	266,491	0.2
3,244	KB Financial Group,Inc.	126,747	0.1
18,716	Kia Motors Corp.	685,987	0.6
4,445	LG Electronics,Inc.	263,458	0.2
104,707	Meritz Securities Co. Ltd.	377,314	0.4
3,408	Samsung Electro-Mechanics Co. Ltd.	320,844	0.3
3,457	Samsung Fire& Marine Insurance Co. Ltd.	681,374	0.6
3,885	Samsung SDS Co. Ltd.	644,550	0.6
24,370	Shinhan Financial Group Co.,Ltd.	900,190	0.8
1,449	SK Holdings Co. Ltd.	316,610	0.3
13,103	SK Hynix,Inc.	901,693	0.8
1,081	SK Telecom Co.,Ltd.	224,858	0.2
70,239	Woori Financial Group,Inc.	697,140	0.6
		9,744,688	8.8

	Taiwan: 12.0%
28,840	Chailease Holding Co. Ltd.	128,881	0.1
193,000	Chicony Electronics Co. Ltd.	559,874	0.5
757,000	China Airlines Ltd.	223,521	0.2
1,202,595	Eva Airways Corp.	551,736	0.5
155,000	Foxconn Technology Co.,Ltd.	338,345	0.3
67,000	Globalwafers Co. Ltd.	725,953	0.7
476,000	Lite-On Technology Corp.	755,077	0.7
55,000	Novatek Microelectronics Corp.,Ltd.	402,932	0.4
230,000	Pou Chen Corp.	299,559	0.3
311,000	Powertech Technology,Inc.	958,930	0.9
12,000	President Chain Store Corp.	120,114	0.1
65,000	Realtek Semiconductor Corp.	490,901	0.4
294,000	Synnex Technology International Corp.	355,048	0.3
357,400	Taiwan Business Bank	146,430	0.1
179,340	Taiwan Cooperative Financial Holding Co. Ltd.	121,963	0.1
351,627	Taiwan Semiconductor Manufacturing Co.,Ltd.	3,536,898	3.2
409,000	Uni-President Enterprises Corp.	971,584	0.9
48,000	Walsin Technology Corp.	267,366	0.2
573,000	Wistron Corp.	520,170	0.5
312,000	WPG Holdings Ltd.	387,933	0.3
38,000	Yageo Corp.	410,998	0.4
215,000	Zhen Ding Technology Holding Ltd.	947,006	0.9
		13,221,219	12.0

	Thailand: 1.3%
142,400	Bangkok Dusit Medical Services PCL	115,909	0.1
27,400	Bumrungrad Hospital PCL	122,853	0.1
546,100	Home Product Center PCL	297,976	0.3
1,074,900	Krung Thai Bank PCL	583,266	0.5
27,300	PTT Exploration& Production PCL	108,317	0.1
113,000	PTT PCL (Foreign)	161,654	0.2
		1,389,975	1.3

	Total Common Stock
	(Cost $110,972,568)	105,000,426	95.3

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.4%
5,452	iShares MSCI All Country Asia ex-Japan Index Fund	$379,732	0.4

	Total Exchange-Traded Funds
	(Cost $359,995)	379,732	0.4

PREFERRED STOCK: 3.1%
	South Korea: 3.1%
99,131	Samsung Electronics Co.,Ltd.	3,436,969	3.1

	Total Preferred Stock
	(Cost $2,627,101)	3,436,969	3.1

	Total Long-Term Investments
	(Cost $113,959,664)	108,817,127	98.8

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
891,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.530% (Cost $891,000)	891,000	0.8

	Total Short-Term Investments (Cost $891,000)	891,000	0.8

	Total Investments in Securities (Cost $114,850,664)	$109,708,127	99.6
	Assets in Excess of Other Liabilities	432,400	0.4
	Net Assets	$110,140,527	100.0

ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of November 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	24.7%
Information Technology	20.0
Communication Services	9.0
Consumer Discretionary	7.5
Industrials	7.2
Real Estate	6.9
Materials	6.1
Consumer Staples	4.9
Energy	4.7
Health Care	3.9
Utilities	3.5
Exchange-Traded Funds	0.4
Short-Term Investments	0.8
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$18,549,817	$–	$18,549,817
China	1,917,830	32,103,046	–	34,020,876
Hong Kong	–	7,963,975	–	7,963,975
India	2,153,958	6,333,557	–	8,487,515
Indonesia	–	2,686,548	–	2,686,548
Macau	–	742,528	–	742,528
Malaysia	852,225	2,541,724	–	3,393,949
New Zealand	–	427,701	–	427,701
Pakistan	–	170,804	–	170,804
Philippines	200,433	111,006	–	311,439
Singapore	–	3,889,392	–	3,889,392
South Korea	–	9,744,688	–	9,744,688
Taiwan	–	13,221,219	–	13,221,219
Thailand	–	1,389,975	–	1,389,975
Total Common Stock	5,124,446	99,875,980	–	105,000,426
Exchange-Traded Funds	379,732	–	–	379,732
Preferred Stock	–	3,436,969	–	3,436,969
Short-Term Investments	891,000	–	–	891,000
Total Investments, at fair value	$6,395,178	$103,312,949	$–	$109,708,127
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(126,496)	$–	$(126,496)
Total Liabilities	$–	$(126,496)	$–	$(126,496)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2019, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Hang Seng Index	UBS AG	Call	12/06/19	HKD	27,651.140	3,218	HKD	84,783,005	$170,559	$(4,307)
Korea Stock Exchange KOSPI 200 Index	UBS AG	Call	12/06/19	KRW	283.130	17,447,815	KRW	4,829,206,236	61,068	(6,145)
S&P/ASX 200 Index	UBS AG	Call	12/06/19	AUD	6,724.100	1,071	AUD	7,332,062	43,304	(95,307)
Taiwan Stock Exchange Weighted Index	UBS AG	Call	12/06/19	TWD	11,579.540	20,376	TWD	234,111,478	89,289	(20,737)
									$364,220	$(126,496)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $114,813,026.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,644,125
Gross Unrealized Depreciation	(11,392,204)
Net Unrealized Depreciation	$(4,748,079)